Deferred tax - Calculated tax losses carried forward (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits
Calculated tax losses carried forward that have not been recognised	R 2,538	R 21,007
Within one year
Disclosure of temporary difference, unused tax losses and unused tax credits
Calculated tax losses carried forward that have not been recognised	3
One to five years
Disclosure of temporary difference, unused tax losses and unused tax credits
Calculated tax losses carried forward that have not been recognised	1,150	1,201
More than five years
Disclosure of temporary difference, unused tax losses and unused tax credits
Calculated tax losses carried forward that have not been recognised	608	19,090
Indefinite Life
Disclosure of temporary difference, unused tax losses and unused tax credits
Calculated tax losses carried forward that have not been recognised	R 777	R 716